Long-term debt	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Long-term debt
14.
Long-term debt

This note provides information about the contractual terms of the Group’s interest-bearing long-term debt, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign exchange currency and liquidity, see note 26.

	As at	As at
	December 31, 2023	December 31, 2022
Non-current liabilities
Unsecured revolving facilities	22,166	-
Unsecured debenture	-	147,233
Unsecured senior notes	1,652,049	1,075,702
Conditional sales contracts	31,278	55,735
Other long-term debt	4,338	-
	1,709,831	1,278,670

Current liabilities
Current portion of unsecured debenture	151,023	-
Current portion of other long-term debt	354	-
Current portion of conditional sales contracts	22,974	37,087
	174,351	37,087

Terms and conditions of outstanding long-term debt are as follows:

					2023		2022
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	BA + 1.125%	2026	30,400	21,239	-	-
Unsecured revolving facility	a	USD	SOFR + 1.125%	2026	1,000	927	-	-
Unsecured debenture	b	CAD	3.32% - 4.22%	2024	200,000	151,023	200,000	147,233
Unsecured senior notes	c	USD	2.89% - 5.64%	2026- 2038	255,000	254,376	180,000	179,013
Unsecured senior notes	c	USD	3.15% - 3.50%	2029- 2036	500,000	499,100	500,000	497,258
Unsecured senior notes	c	USD	2.87% - 3.55%	2029- 2034	200,000	199,665	200,000	199,644
Unsecured senior notes	c	USD	3.5% - 3.8%	2032- 2037	200,000	199,808	200,000	199,787
Unsecured senior notes	c	USD	6.27%- 7.11%	2028- 2043	500,000	499,100	-	-
Conditional sales contracts	d	Mainly CAD	1.45% - 5.28%	2024-2027	71,847	54,252	125,810	92,822
Other long-term debt		USD	3.04%	2027	4,692	4,692	-	-
						1,884,182		1,315,757

The table below summarizes changes to the long-term debt:

	Note	2023	2022
Balance at beginning of year		1,315,757	1,608,094
Proceeds from long-term debt		575,000	334,164
Business combinations	5	4,808	-
Repayment of long-term debt		(41,371)	(369,692)
Net increase (decrease) in revolving facilities		25,242	(236,502)
Amortization of deferred financing fees		1,337	1,296
Effect of movements in exchange rates		41,322	(97,744)
Effect of movements in exchange rates - debt
designated as net investment hedge		(37,913)	76,141
Balance at end of year		1,884,182	1,315,757

a)
Unsecured revolving credit facility

On September 2, 2022, the Group extended its credit facility until August 16, 2026. Under the new extension, the CAD availability and USD availability remain unchanged. The adoption of the Interest Rate Benchmark Reform - Phase 2 did not have a material impact on the Group’s consolidated financial statements as the only debt balances that were subject to LIBOR reform was the USD portion of unsecured revolver. The revolver agreement indicated that SOFR would be the main replacement for LIBOR in the United States. Effective as of September 2, 2022, the interest rate was the sum of the adjusted term secured overnight financing rate published by the Federal Reserve Bank of New York (“SOFR”) plus an applicable margin, which can vary between 113 and 175 basis points based on certain ratios. The change in interest rate did not have a material impact on the Group’s financial statements. Deferred financing fees of $0.8 million were recognized on the extension.

The Canadian interest rate benchmark reform - cessation of CDOR is not expected to have a material impact on the Group's financial statements. As at December 31, 2023, the only debt balances subject to the CDOR reform are the CAD portion of unsecured revolver with a drawn amount of $24.0 million at year-end. The CDOR tenor will cease to exist no later than June 28, 2024. As at December 31, 2023, the Group has no interest rate swaps that hedge variable interest debt.

The revolving credit facility is unsecured and can be extended annually. The Group’s revolving facilities have a total size of $951.4 million (December 31, 2022 - $929.6 million). The agreement provides an additional $190.0 million of credit availability (CAD $245 million and USD $5 million). The additional credit is available under certain conditions under the Group’s syndicated revolving credit agreement. As of December 31, 2023, the credit facility’s interest rate on CAD denominated debt was 6.58% (2022 – 4.49%) and on USD denominated debt was 6.60% (2022 – 4.30%).

The debt issuances described above are subject to certain covenants regarding the maintenance of financial ratios. The Group was in compliance with these covenants at year-end (see note 26(f)).

b)
Unsecured debenture

The unsecured debenture is maturing in December 2024 and is carrying an interest rate between 3.32% and 4.22% (2022 – 3.32% to 4.22%) depending on certain ratios. As of December 31, 2023, the debenture’s effective rate was 3.32% (2022 – 3.32%). The debenture may be repaid, without penalty, after December 20, 2022, subject to the approval of the Group’s syndicate of bank lenders.

c)
Unsecured senior notes

This loan takes the form of senior notes each carrying an interest rate and maturity date as detailed in the table above. These notes may be prepaid at any time prior to maturity date, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount.

On October 13, 2023, the Company received $500 million in proceeds from the issuance of new debts taking the form of unsecured senior notes consisting of five tranches, with terms from 5 to 20 years and bearing fixed interest rates between 6.27% and 7.11%. Deferred financing fees of $1.2 million were recognized as a result of the transaction.

On August 21, 2023, the Company received $75 million in proceeds from the issuance of new debts taking the form of unsecured senior notes consisting of two tranches, $50 million and $25 million, maturing on August 19, 2035 and 2038, bearing fixed interest rates of 5.56% and 5.64%, respectively. Deferred financing fees of $0.1 million were recognized as a result of the transaction.

On March 23, 2022, the Company received $200 million in proceeds from the issuance of new debts taking the form of unsecured senior notes consisting of two tranches, of $100 million each, maturing on March 23, 2032, and 2037, bearing fixed interest rates of 3.50% and 3.80%, respectively. Deferred financing fees of $0.3 million were recognized as a result of the transaction.

On March 23, 2022, the Company received additional $100 million in proceeds from the amendment and restatement of the debt agreement signed on July 2, 2021, taking the form of unsecured senior notes as the third tranche maturing on April 2, 2034, bearing fixed interest rate of 3.55%. Deferred financing fees of $0.1 million were recognized as a result of the transaction.

The proceeds raised from the two debt issuances in fiscal 2022 were used in full to pay off the unsecured term loan which was due in June 2022 without any penalty.

The debt issuances described above are subject to certain covenants regarding the maintenance of financial ratios. The Group was in compliance with these covenants at year-end (see note 26(f)).

d)
Conditional sales contracts

Conditional sales contracts are secured by rolling stock having a carrying value of $89.6 million (December 31, 2022 - $126.4 million,) (see note 9).

e)
Principal installments of long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	-	23,906	-	23,906
Unsecured debenture	151,023	-	-	151,023
Unsecured senior notes	-	150,000	1,505,000	1,655,000
Conditional sales contracts	22,974	31,279	-	54,253
Other long-term debt	354	4,338	-	4,692
	174,351	209,523	1,505,000	1,888,874